Shareholder Report, Average Annual Return (Details)		1 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended		60 Months Ended	72 Months Ended	107 Months Ended	120 Months Ended
	May 01, 2019	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000111283
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class A
Average Annual Return, Percent					17.66%		5.06%			2.74%
C000111284
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class C
Average Annual Return, Percent					21.75%		5.39%			2.58%
C000111287
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class A
Average Annual Return, Percent					(1.81%)		7.67%			6.84%
C000111288
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class C
Average Annual Return, Percent					1.61%		8.00%			6.67%
C000144476
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class A
Average Annual Return, Percent					2.21%		14.51%			10.68%
C000144477
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class C
Average Annual Return, Percent					5.91%		14.93%			10.52%
Without Sales Load [Member] | C000102285
Average Annual Return [Line Items]
Average Annual Return, Percent					(6.38%)		12.32%			9.21%
Without Sales Load [Member] | C000111283
Average Annual Return [Line Items]
Average Annual Return, Percent					23.53%		6.08%			3.24%
Without Sales Load [Member] | C000111284
Average Annual Return [Line Items]
Average Annual Return, Percent					22.75%		5.39%			2.58%
Without Sales Load [Member] | C000111285
Average Annual Return [Line Items]
Average Annual Return, Percent					23.85%		6.43%			3.59%
Without Sales Load [Member] | C000111286
Average Annual Return [Line Items]
Average Annual Return, Percent					23.39%		6.02%			3.22%
Without Sales Load [Member] | C000111287
Average Annual Return [Line Items]
Average Annual Return, Percent					3.09%		8.72%			7.36%
Without Sales Load [Member] | C000111288
Average Annual Return [Line Items]
Average Annual Return, Percent					2.45%		8.00%			6.67%
Without Sales Load [Member] | C000111289
Average Annual Return [Line Items]
Average Annual Return, Percent					3.29%		9.03%			7.68%
Without Sales Load [Member] | C000111290
Average Annual Return [Line Items]
Average Annual Return, Percent					2.96%		8.65%			7.30%
Without Sales Load [Member] | C000144476
Average Annual Return [Line Items]
Average Annual Return, Percent					7.33%		15.62%			11.22%
Without Sales Load [Member] | C000109813
Average Annual Return [Line Items]
Average Annual Return, Percent					5.94%		7.94%			3.57%
Without Sales Load [Member] | C000109812
Average Annual Return [Line Items]
Average Annual Return, Percent					5.81%		7.83%			3.46%
Without Sales Load [Member] | C000253515
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.48%)
Without Sales Load [Member] | C000167155
Average Annual Return [Line Items]
Average Annual Return, Percent					4.50%		11.37%		6.89%
Without Sales Load [Member] | C000167154
Average Annual Return [Line Items]
Average Annual Return, Percent					4.37%		11.26%		6.78%
Without Sales Load [Member] | C000253516
Average Annual Return [Line Items]
Average Annual Return, Percent				4.96%
Without Sales Load [Member] | C000211491
Average Annual Return [Line Items]
Average Annual Return, Percent					6.28%		11.03%	8.59%
Without Sales Load [Member] | C000082313
Average Annual Return [Line Items]
Average Annual Return, Percent					5.91%		10.75%			7.54%
Without Sales Load [Member] | C000211492
Average Annual Return [Line Items]
Average Annual Return, Percent					(1.14%)		6.05%	(0.25%)
Without Sales Load [Member] | C000082314
Average Annual Return [Line Items]
Average Annual Return, Percent					(1.36%)		5.78%			1.88%
Without Sales Load [Member] | C000144477
Average Annual Return [Line Items]
Average Annual Return, Percent					6.91%		14.93%			10.52%
Without Sales Load [Member] | C000144478
Average Annual Return [Line Items]
Average Annual Return, Percent					7.65%		15.96%			11.55%
Without Sales Load [Member] | C000144479
Average Annual Return [Line Items]
Average Annual Return, Percent					7.28%		15.56%			11.17%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Total Return Index
Average Annual Return, Percent					12.10%		15.61%			12.32%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent					0.88%		9.88%			6.32%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent					0.88%		9.88%			6.32%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent					0.88%		9.88%			6.32%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent					0.88%		9.88%			6.32%
Russell 2000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent					2.42%		7.60%			6.39%
Russell 2000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent					2.42%		7.60%			6.39%
Russell 2000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent					2.42%		7.60%			6.39%
Russell 2000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent					2.42%		7.60%			6.39%
Russell Midcap® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent					13.65%		12.31%			10.58%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent					6.95%		7.06%			3.82%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent					6.95%		7.06%			3.82%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent				2.37%
Russell 1000® Value Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index TR
Average Annual Return, Percent					8.55%		13.00%	8.74%
Russell 1000® Value Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index TR
Average Annual Return, Percent					8.55%		13.00%			8.36%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent					12.10%		15.61%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent					12.10%		15.61%			12.32%
Russell Midcap® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent					13.65%		12.31%			10.58%
Russell Midcap® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent					13.65%		12.31%			10.58%
Russell Midcap® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent					13.65%		12.31%			10.58%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Average Annual Return, Percent					8.02%		(0.67%)			1.54%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					11.40%		15.12%			11.68%
Russell 2000® Financial Services Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Average Annual Return, Percent					17.94%		12.91%			7.25%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Average Annual Return, Percent					8.02%		(0.67%)			1.54%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					11.40%		15.12%			11.68%
Russell 2000® Financial Services Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Average Annual Return, Percent					17.94%		12.91%			7.25%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Average Annual Return, Percent					8.02%		(0.67%)			1.54%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					11.40%		15.12%			11.68%
Russell 2000® Financial Services Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Average Annual Return, Percent					17.94%		12.91%			7.25%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Average Annual Return, Percent					6.73%		7.43%			3.58%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Average Annual Return, Percent					6.73%		7.43%			3.58%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Average Annual Return, Percent				0.38%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent					6.95%		7.06%		6.64%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Average Annual Return, Percent					6.73%		7.43%		6.65%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent					6.95%		7.06%		6.64%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Average Annual Return, Percent					6.73%		7.43%		6.65%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent				2.37%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Average Annual Return, Percent				0.38%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent					12.10%		15.61%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent					12.10%		15.61%			12.32%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					(0.68%)		11.74%	4.96%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent					0.88%		9.88%	5.15%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					(0.68%)		11.74%			5.87%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent					0.88%		9.88%			6.32%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Average Annual Return, Percent					8.02%		(0.67%)			1.54%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					11.40%		15.12%			11.68%
Russell 2000® Financial Services Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Average Annual Return, Percent					17.94%		12.91%			7.25%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Average Annual Return, Percent					8.02%		(0.67%)			1.54%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					11.40%		15.12%			11.68%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Average Annual Return, Percent					8.02%		(0.67%)			1.54%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					11.40%		15.12%			11.68%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Average Annual Return, Percent					8.02%		(0.67%)			1.54%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					11.40%		15.12%			11.68%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Average Annual Return, Percent					8.02%		(0.67%)			1.54%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					11.40%		15.12%			11.68%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					11.40%		15.12%			11.68%
Russell 3000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent					14.07%		16.71%			14.72%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					11.40%		15.12%			11.68%
Russell 3000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent					14.07%		16.71%			14.72%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					11.40%		15.12%			11.68%
Russell 3000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent					14.07%		16.71%			14.72%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					11.40%		15.12%			11.68%
Russell 3000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent					14.07%		16.71%			14.72%